               OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
                 Supplement dated March 31, 2003 to the
       Statement of Additional Information dated November 27, 2002

The Statement of Additional Information is changed as follows:

1.   The supplement dated March 10, 2003 is hereby withdrawn.

2.   The section  captioned  "Board of Trustees and Oversight  Committees"  on page 26 is amended as follows:

      The second sentence of the second paragraph under that caption is revised to read:

         "The members of the Audit Committee are Kenneth A. Randall
         (Chairman) and Edward Reagan."

      The first sentence of the third paragraph under that caption is revised to read:

         "The members of the Study Committee are Robert G. Galli
         (Chairman), Elizabeth Moynihan and Joel Motley."

3.   Effective  March 31, 2003, Mr. Benjamin  Lipstein  retired as a Trustee.
     Therefore,  the  Statement  of  Additional  Information  is  revised  by deleting the biography for Mr. Lipstein found on page 29.

4.   In  the  Trustee  compensation  table  which  begins  on  page  33,  the following footnote is added following the name of Mr. Lipstein:

         6.  Effective  March  31,  2003,  Mr.  Lipstein  retired  as  a
               Trustee.

5.   Effective  December 31, 2002,  Mr. Leon Levy resigned as a Trustee of the
     Fund and Mr.  Clayton  Yeutter  was  elected  as  Chairman  of the Board, effective  January  1,  2003.  Therefore,  the  Statement  of  Additional
     Information  is revised by deleting the biography for Mr. Levy on page 29 and by adding the  following  to Mr.  Yeutter's  biography:  "Chairman of the Board of Trustees."

6.   In the  Trustee  compensation  table on page 33, the title of  "Chairman"
     after Mr.  Levy's  name is deleted and the title of  "Chairman"  is added after Mr.  Yeutter's name. In addition,  the following  footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

        5Effective   January  1,  2003,   Clayton   Yeutter   became
         Chairman  of the  Board of  Trustees  of the  Board I Funds
         upon the retirement of Leon Levy.

7.   The  biographical  information  for Mr.  Anthony  Tanner on page 32 along with references to Mr. Tanner on pages 28 and 31 are deleted.

March 31, 2003                                              PX795.019